SUPPLEMENTARY BALANCE SHEET INFORMATION (Schedule of Long-Term Loans) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Long-term loans:
Long-term loans		$ 26,035	$ 30,866
Less - current maturities		4,542	4,595
Long-term loans, excluding current maturities		$ 21,493	$ 26,271
Loan from bank (a) [Member]
Long-term loans:
Interest rate	[1]	4.77%	4.77%
Maturity, minimum	[1]	Jan. 01, 2016
Maturity, maximum	[1]	Dec. 31, 2022
Long-term loans	[1]	$ 24,000	$ 28,000
Loan from bank (b) [Member]
Long-term loans:
Variable interest reference rate	[2]	EURIBOR	EURIBOR
Interest rate, spread on variable rate	[2]	2.75%	2.75%
Maturity, minimum	[2]	Jan. 01, 2016
Maturity, maximum	[2]	Dec. 31, 2020
Long-term loans	[2]	$ 1,835	$ 2,534
Loan from bank (c) [Member]
Long-term loans:
Interest rate	[3]	6.00%	7.90%
Maturity, minimum	[3]	Jan. 01, 2016
Maturity, maximum	[3]	Dec. 31, 2017
Long-term loans	[3]	$ 200	$ 332

[1]	The Company entered into a loan agreement with an Israeli bank. The loan is secured by a floating charge on the assets of the Company, and is further secured by a fixed pledge (mortgage) on the Company's real estate in Israel. In addition, there are financial covenants associated with the loan. As of December 31, 2015 the Company is in compliance with these covenants.
[2]	A Dutch subsidiary of the Company entered into a mortgage and loan agreement with a German bank. The amount of the mortgage is collateralized by the subsidiary's facilities in Germany.
[3]	Raysat BG entered into a mortgage business loan with a Bulgarian bank. The amount of the mortgage is collateralized by Raysat BG building in Bulgaria.